Result on Disposal of Group Companies - Summary of Result on Disposal of Group Companies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ 117	€ (123)	€ 1
Baring Private Equity Partners [member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies			€ 1
ING Lease Italy [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	(2)	€ (123)
ING Mauritius [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ 119